Shareholder Report			6 Months Ended
		Nov. 01, 2024	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			ALLSPRING FUNDS TRUST
Entity Central Index Key			0001081400
Entity Investment Company Type			N-1A
Document Period End Date			Apr. 30, 2025
C000238721
Shareholder Report [Line Items]
Fund Name			Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EM
Trading Symbol			ACBEX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EM for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number			 1-888-877-9275.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EM	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 0
Expense Ratio, Percent	[1]		0.00%
AssetsNet			$ 6,763,452
Holdings Count | Holding			68
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$6,763,452
# of portfolio holdings	68
Portfolio turnover rate	46%
Total advisory fees paid	$0

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Samsung Electronics Co. Ltd.	4.4
MediaTek, Inc.	4.4
NHPC Ltd.	3.7
Embassy Office Parks REIT	2.9
Power Grid Corp. of India Ltd.	2.9
Shriram Finance Ltd.	2.9
State Bank of India	2.7
Etihad Etisalat Co.	2.7
Samsung Electronics Co. Ltd.	2.4
Bajaj Auto Ltd.	2.3

C000089295
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Fund
Class Name			Administrator Class
Trading Symbol			EMGYX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$67	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 67
Expense Ratio, Percent	[2]		1.35%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 3,387,394,186
Holdings Count | Holding			115
Advisory Fees Paid, Amount			$ 16,563,636
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since November 1, 2024.
C000089292
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Fund
Class Name			Class A
Trading Symbol			EMGAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$70	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 70
Expense Ratio, Percent	[3]		1.41%
AssetsNet			$ 3,387,394,186
Holdings Count | Holding			115
Advisory Fees Paid, Amount			$ 16,563,636
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Material Fund Change [Text Block]
C000089294
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Fund
Class Name			Class C
Trading Symbol			EMGCX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$109	2.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 109
Expense Ratio, Percent	[4]		2.18%
AssetsNet			$ 3,387,394,186
Holdings Count | Holding			115
Advisory Fees Paid, Amount			$ 16,563,636
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Material Fund Change [Text Block]
C000130053
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Fund
Class Name			Class R6
Trading Symbol			EMGDX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$51	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[5]		1.01%
AssetsNet			$ 3,387,394,186
Holdings Count | Holding			115
Advisory Fees Paid, Amount			$ 16,563,636
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Material Fund Change [Text Block]
C000092796
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Fund
Class Name			Institutional Class
Trading Symbol			EMGNX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$56	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 56
Expense Ratio, Percent	[6]		1.11%
AssetsNet			$ 3,387,394,186
Holdings Count | Holding			115
Advisory Fees Paid, Amount			$ 16,563,636
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Material Fund Change [Text Block]
C000114591
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Advantage Fund
Class Name			Administrator Class
Trading Symbol			EQIDX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$71	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 71
Expense Ratio, Percent	[7]		1.45%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 346,427,657
Holdings Count | Holding			104
Advisory Fees Paid, Amount			$ 1,737,476
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since November 1, 2024.
C000114589
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Advantage Fund
Class Name			Class A
Trading Symbol			EQIAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$75	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 75
Expense Ratio, Percent	[8]		1.52%
AssetsNet			$ 346,427,657
Holdings Count | Holding			104
Advisory Fees Paid, Amount			$ 1,737,476
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Material Fund Change [Text Block]
C000114590
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Advantage Fund
Class Name			Class C
Trading Symbol			EQICX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$113	2.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 113
Expense Ratio, Percent	[9]		2.30%
AssetsNet			$ 346,427,657
Holdings Count | Holding			104
Advisory Fees Paid, Amount			$ 1,737,476
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Material Fund Change [Text Block]
C000163724
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Advantage Fund
Class Name			Class R6
Trading Symbol			EQIRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$58	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 58
Expense Ratio, Percent	[10]		1.17%
AssetsNet			$ 346,427,657
Holdings Count | Holding			104
Advisory Fees Paid, Amount			$ 1,737,476
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Material Fund Change [Text Block]
C000114592
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Advantage Fund
Class Name			Institutional Class
Trading Symbol			EQIIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$60	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 60
Expense Ratio, Percent	[11]		1.22%
AssetsNet			$ 346,427,657
Holdings Count | Holding			104
Advisory Fees Paid, Amount			$ 1,737,476
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Material Fund Change [Text Block]
C000019904
Shareholder Report [Line Items]
Fund Name			International Equity Fund
Class Name			Administrator Class
Trading Symbol			WFEDX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 60
Expense Ratio, Percent	[12]		1.14%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 220,859,325
Holdings Count | Holding			56
Advisory Fees Paid, Amount			$ 699,618
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since November 1, 2024.
C000019901
Shareholder Report [Line Items]
Fund Name			International Equity Fund
Class Name			Class A
Trading Symbol			WFEAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 59
Expense Ratio, Percent	[13]		1.12%
AssetsNet			$ 220,859,325
Holdings Count | Holding			56
Advisory Fees Paid, Amount			$ 699,618
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

C000019903
Shareholder Report [Line Items]
Fund Name			International Equity Fund
Class Name			Class C
Trading Symbol			WFEFX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$99	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 99
Expense Ratio, Percent	[14]		1.89%
AssetsNet			$ 220,859,325
Holdings Count | Holding			56
Advisory Fees Paid, Amount			$ 699,618
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

C000163720
Shareholder Report [Line Items]
Fund Name			International Equity Fund
Class Name			Class R6
Trading Symbol			WFEHX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[15]		0.79%
AssetsNet			$ 220,859,325
Holdings Count | Holding			56
Advisory Fees Paid, Amount			$ 699,618
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

C000089270
Shareholder Report [Line Items]
Fund Name			International Equity Fund
Class Name			Institutional Class
Trading Symbol			WFENX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$44	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 44
Expense Ratio, Percent	[16]		0.84%
AssetsNet			$ 220,859,325
Holdings Count | Holding			56
Advisory Fees Paid, Amount			$ 699,618
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

C000089510
Shareholder Report [Line Items]
Fund Name			Special Global Small Cap Fund
Class Name			Administrator Class
Trading Symbol			EKGYX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$67	1.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 67
Expense Ratio, Percent	[17]		1.39%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 112,959,310
Holdings Count | Holding			96
Advisory Fees Paid, Amount			$ 522,922
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$112,959,310
# of portfolio holdings	96
Portfolio turnover rate	17%
Total advisory fees paid	$522,922

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.1
Alten SA	2.7
Hanover Insurance Group, Inc.	2.5
Novanta, Inc.	2.5
Gibraltar Industries, Inc.	2.4
Viscofan SA	2.3
Brady Corp. Class A	2.1
Graphic Packaging Holding Co.	2.0
J&J Snack Foods Corp.	2.0
MEITEC Group Holdings, Inc.	2.0

Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since November 1, 2024.
C000089507
Shareholder Report [Line Items]
Fund Name			Special Global Small Cap Fund
Class Name			Class A
Trading Symbol			EKGAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$71	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 71
Expense Ratio, Percent	[18]		1.47%
AssetsNet			$ 112,959,310
Holdings Count | Holding			96
Advisory Fees Paid, Amount			$ 522,922
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$112,959,310
# of portfolio holdings	96
Portfolio turnover rate	17%
Total advisory fees paid	$522,922

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.1
Alten SA	2.7
Hanover Insurance Group, Inc.	2.5
Novanta, Inc.	2.5
Gibraltar Industries, Inc.	2.4
Viscofan SA	2.3
Brady Corp. Class A	2.1
Graphic Packaging Holding Co.	2.0
J&J Snack Foods Corp.	2.0
MEITEC Group Holdings, Inc.	2.0

C000089509
Shareholder Report [Line Items]
Fund Name			Special Global Small Cap Fund
Class Name			Class C
Trading Symbol			EKGCX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$106	2.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 106
Expense Ratio, Percent	[19]		2.22%
AssetsNet			$ 112,959,310
Holdings Count | Holding			96
Advisory Fees Paid, Amount			$ 522,922
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$112,959,310
# of portfolio holdings	96
Portfolio turnover rate	17%
Total advisory fees paid	$522,922

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.1
Alten SA	2.7
Hanover Insurance Group, Inc.	2.5
Novanta, Inc.	2.5
Gibraltar Industries, Inc.	2.4
Viscofan SA	2.3
Brady Corp. Class A	2.1
Graphic Packaging Holding Co.	2.0
J&J Snack Foods Corp.	2.0
MEITEC Group Holdings, Inc.	2.0

C000092815
Shareholder Report [Line Items]
Fund Name			Special Global Small Cap Fund
Class Name			Institutional Class
Trading Symbol			EKGIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$55	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 55
Expense Ratio, Percent	[20]		1.15%
AssetsNet			$ 112,959,310
Holdings Count | Holding			96
Advisory Fees Paid, Amount			$ 522,922
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$112,959,310
# of portfolio holdings	96
Portfolio turnover rate	17%
Total advisory fees paid	$522,922

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.1
Alten SA	2.7
Hanover Insurance Group, Inc.	2.5
Novanta, Inc.	2.5
Gibraltar Industries, Inc.	2.4
Viscofan SA	2.3
Brady Corp. Class A	2.1
Graphic Packaging Holding Co.	2.0
J&J Snack Foods Corp.	2.0
MEITEC Group Holdings, Inc.	2.0

C000237502
Shareholder Report [Line Items]
Fund Name			Special International Small Cap Fund
Class Name			Class A
Trading Symbol			ASPAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$68	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 68
Expense Ratio, Percent	[21]		1.34%
AssetsNet			$ 187,085,466
Holdings Count | Holding			79
Advisory Fees Paid, Amount			$ 683,503
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$187,085,466
# of portfolio holdings	79
Portfolio turnover rate	27%
Total advisory fees paid	$683,503

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
Alten SA	2.7
MEITEC Group Holdings, Inc.	2.7
Buzzi SpA	2.5
Orix JREIT, Inc.	2.4
DTS Corp.	2.3
Nomad Foods Ltd.	2.3
PrairieSky Royalty Ltd.	2.1
Tate & Lyle PLC	2.0
TAG Immobilien AG	1.9

C000237503
Shareholder Report [Line Items]
Fund Name			Special International Small Cap Fund
Class Name			Class C
Trading Symbol			ACPCX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 79
Expense Ratio, Percent	[22]		1.56%
AssetsNet			$ 187,085,466
Holdings Count | Holding			79
Advisory Fees Paid, Amount			$ 683,503
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$187,085,466
# of portfolio holdings	79
Portfolio turnover rate	27%
Total advisory fees paid	$683,503

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
Alten SA	2.7
MEITEC Group Holdings, Inc.	2.7
Buzzi SpA	2.5
Orix JREIT, Inc.	2.4
DTS Corp.	2.3
Nomad Foods Ltd.	2.3
PrairieSky Royalty Ltd.	2.1
Tate & Lyle PLC	2.0
TAG Immobilien AG	1.9

C000211793
Shareholder Report [Line Items]
Fund Name			Special International Small Cap Fund
Class Name			Class R6
Trading Symbol			WICRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 48
Expense Ratio, Percent	[23]		0.95%
AssetsNet			$ 187,085,466
Holdings Count | Holding			79
Advisory Fees Paid, Amount			$ 683,503
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$187,085,466
# of portfolio holdings	79
Portfolio turnover rate	27%
Total advisory fees paid	$683,503

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
Alten SA	2.7
MEITEC Group Holdings, Inc.	2.7
Buzzi SpA	2.5
Orix JREIT, Inc.	2.4
DTS Corp.	2.3
Nomad Foods Ltd.	2.3
PrairieSky Royalty Ltd.	2.1
Tate & Lyle PLC	2.0
TAG Immobilien AG	1.9

C000211792
Shareholder Report [Line Items]
Fund Name			Special International Small Cap Fund
Class Name			Institutional Class
Trading Symbol			WICIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 54
Expense Ratio, Percent	[24]		1.05%
AssetsNet			$ 187,085,466
Holdings Count | Holding			79
Advisory Fees Paid, Amount			$ 683,503
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$187,085,466
# of portfolio holdings	79
Portfolio turnover rate	27%
Total advisory fees paid	$683,503

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
Alten SA	2.7
MEITEC Group Holdings, Inc.	2.7
Buzzi SpA	2.5
Orix JREIT, Inc.	2.4
DTS Corp.	2.3
Nomad Foods Ltd.	2.3
PrairieSky Royalty Ltd.	2.1
Tate & Lyle PLC	2.0
TAG Immobilien AG	1.9

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